Equity (Tables)	3 Months Ended
Mar. 31, 2015
Schedule of Share-based Compensation Expense
	Three Months Ended
	March 31,
	2015	2014
	U.S. $ in thousands
Cost of sales	$1,833	$912
Research and development, net	1,868	938
Selling, general and administrative	6,059	4,886
Total stock-based compensation expenses	$9,760	$6,736

Summary of Stock Options Activity
		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2015	1,719,241	$43.89
Granted	-	-
Exercised	(91,528)	22.13
Forfeited	(27,496)	50.46
Options outstanding as of March 31, 2015	1,600,217	$44.53
Options exercisable as of March 31, 2015	860,358	$23.77

Summary of RSUs activity
		Weighted Average
	Number of RSUs	Grant Date Fair Value
RSUs outstanding as of January 1, 2015	667,498	$94.19
Granted	52,460	76.38
Forfeited	(20,461)	94.23
RSUs outstanding as of March 31, 2015	699,497	$92.85

Schedule of Accumulated other comprehensive income (loss)
	Three months ended March 31, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive income before
reclassifications	(728)	(6,408)	(7,136)
Amounts reclassified from accumulated
other comprehensive income	1,108	-	1,108
Other comprehensive income (loss)	380	(6,408)	(6,028)
Balance as of March 31, 2015	$(863)	$(8,812)	$(9,675)

	Three months ended March 31, 2014
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Other	Total
	U.S. $ in thousands
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive income before
reclassifications	(7)	(398)	-	(405)
Amounts reclassified from accumulated
other comprehensive income	(121)	-	167	46
Other comprehensive income (loss)	(128)	(398)	167	(359)
Balance as of March 31, 2014	$25	$1,524	$-	$1,549